Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Federal
State
Foreign			(887,648)
Total			(887,648)
Federal
State
Foreign
Total
Total income tax expense